Fees and Expenses	Apr. 29, 2026
Bond Plus Portfolio | Bond Plus Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.71%	0.51%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.66%	0.46%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$67	$222	$390	$878
Class P	$47	$159	$280	$636

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$67	$222	$390	$878
Class P	$47	$159	$280	$636

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 20% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	20.00%
Core Income Portfolio | Core Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.50%	0.50%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.75%	0.55%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$77	$240	$417	$930
Class P	$56	$176	$307	$689

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$77	$240	$417	$930
Class P	$56	$176	$307	$689

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 69% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	69.00%
Diversified Bond Portfolio | Diversified Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.65%	0.45%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$66	$208	$362	$810
Class P	$46	$144	$252	$567

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$66	$208	$362	$810
Class P	$46	$144	$252	$567

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 117% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	117.00%
Floating Rate Income Portfolio | Floating Rate Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.65%	0.65%
Service Fee	0.20%	N/A
Other Expenses	0.10%	0.09%
Total Annual Fund Operating Expenses	0.95%	0.74%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$97	$303	$525	$1,166
Class P	$76	$237	$411	$918

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$97	$303	$525	$1,166
Class P	$76	$237	$411	$918

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 174% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	174.00%
High Yield Bond Portfolio | High Yield Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.65%	0.45%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$66	$208	$362	$810
Class P	$46	$144	$252	$567

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$66	$208	$362	$810
Class P	$46	$144	$252	$567

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 66% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	66.00%
Inflation Managed Portfolio | Inflation Managed Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.70%	0.70%
Interest Expense	0.63%	0.63%
All Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.30%	1.10%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$132	$412	$713	$1,568
Class P	$112	$350	$606	$1,340

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$132	$412	$713	$1,568
Class P	$112	$350	$606	$1,340

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 189% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	189.00%
Intermediate Bond Portfolio | Intermediate Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.65%	0.45%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$66	$208	$362	$810
Class P	$46	$144	$252	$567

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$66	$208	$362	$810
Class P	$46	$144	$252	$567

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 107% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	107.00%
Short Duration Bond Portfolio | Short Duration Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.65%	0.45%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$66	$208	$362	$810
Class P	$46	$144	$252	$567

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$66	$208	$362	$810
Class P	$46	$144	$252	$567

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 118% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	118.00%
Total Return Portfolio | Total Return Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	N/A
Other Expenses	0.47%	0.47%
Interest Expense	0.41%	0.41%
All Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	1.07%	0.87%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$109	$340	$590	$1,306
Class P	$89	$278	$482	$1,073

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$109	$340	$590	$1,306
Class P	$89	$278	$482	$1,073

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 570% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	570.00%
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.79%	0.79%
Service Fee	0.20%	N/A
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	1.09%	0.89%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	1.04%	0.84%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$106	$342	$596	$1,324
Class P	$86	$279	$488	$1,091

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$106	$342	$596	$1,324
Class P	$86	$279	$488	$1,091

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 155% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	155.00%
Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.67%	0.67%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.91%	0.71%
Less Fee Waiver1	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	0.88%	0.68%

1
The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$90	$287	$501	$1,117
Class P	$69	$224	$392	$880

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$90	$287	$501	$1,117
Class P	$69	$224	$392	$880

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 13% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	13.00%
Equity Index Portfolio | Equity Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.04%	0.04%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.29%	0.09%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$30	$93	$163	$368
Class P	$9	$29	$51	$115

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$30	$93	$163	$368
Class P	$9	$29	$51	$115

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 1% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	1.00%
Focused Growth Portfolio | Focused Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.72%	0.72%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.97%	0.77%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$99	$309	$536	$1,190
Class P	$79	$246	$428	$954

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$99	$309	$536	$1,190
Class P	$79	$246	$428	$954

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 28% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	28.00%
Growth Portfolio | Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.55%	0.55%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.79%	0.59%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$81	$252	$439	$978
Class P	$60	$189	$329	$738

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$81	$252	$439	$978
Class P	$60	$189	$329	$738

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 59% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	59.00%
Hedged Equity Portfolio | Hedged Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.60%	0.60%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.86%	0.66%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$88	$274	$477	$1,061
Class P	$67	$211	$368	$822

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$88	$274	$477	$1,061
Class P	$67	$211	$368	$822

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 36% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	36.00%
Large-Cap Core Portfolio | Large-Cap Core Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.69%	0.49%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$70	$221	$384	$859
Class P	$50	$157	$274	$616

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$70	$221	$384	$859
Class P	$50	$157	$274	$616

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 42% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	42.00%
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.95%	0.75%
Less Fee Waiver1	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver	0.87%	0.67%

1
The investment adviser has agreed to waive 0.08% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$89	$295	$518	$1,159
Class P	$68	$232	$409	$923

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$89	$295	$518	$1,159
Class P	$68	$232	$409	$923

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 45% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	45.00%
Large-Cap Plus Bond Alpha Portfolio | Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.71%	0.51%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.66%	0.46%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$67	$222	$390	$878
Class P	$47	$159	$280	$636

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$67	$222	$390	$878
Class P	$47	$159	$280	$636

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 18% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	18.00%
Large-Cap Value Portfolio | Large-Cap Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.61%	0.61%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.87%	0.67%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.82%	0.62%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$84	$273	$477	$1,068
Class P	$63	$209	$368	$830

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$84	$273	$477	$1,068
Class P	$63	$209	$368	$830

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 18% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	18.00%
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.94%	0.74%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.89%	0.69%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$91	$295	$515	$1,150
Class P	$70	$232	$407	$914

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$91	$295	$515	$1,150
Class P	$70	$232	$407	$914

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 165% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	165.00%
Mid-Cap Plus Bond Alpha Portfolio | Mid-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.71%	0.51%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.66%	0.46%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$67	$222	$390	$878
Class P	$47	$159	$280	$636

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$67	$222	$390	$878
Class P	$47	$159	$280	$636

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 31% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	31.00%
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.70%	0.70%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.95%	0.75%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$97	$303	$525	$1,166
Class P	$77	$240	$417	$930

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$97	$303	$525	$1,166
Class P	$77	$240	$417	$930

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 103% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	103.00%
QQQ® Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses	0.08%	0.10%
Total Annual Fund Operating Expenses	0.73%	0.55%
Less Fee Waiver1	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses after Fee Waiver	0.64%	0.46%

1
The investment adviser has agreed to waive 0.09% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$65	$224	$397	$898
Class P	$47	$167	$298	$681

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$65	$224	$397	$898
Class P	$47	$167	$298	$681

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 19% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	19.00%
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.75%	0.75%
Service Fee	0.20%	N/A
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.02%	0.82%
Less Fee Waiver1	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses after Fee Waiver	0.92%	0.72%

1
The investment adviser has agreed to waive 0.10% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$94	$315	$554	$1,239
Class P	$74	$252	$445	$1,004

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$94	$315	$554	$1,239
Class P	$74	$252	$445	$1,004

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 76% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	76.00%
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.60%	0.60%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.86%	0.66%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$88	$274	$477	$1,061
Class P	$67	$211	$368	$822

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$88	$274	$477	$1,061
Class P	$67	$211	$368	$822

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 192% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	192.00%
Small-Cap Index Portfolio | Small-Cap Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.30%	0.30%
Service Fee	0.20%	N/A
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.57%	0.37%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$58	$183	$318	$714
Class P	$38	$119	$208	$468

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$58	$183	$318	$714
Class P	$38	$119	$208	$468

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 15% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	15.00%
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses	0.12%	0.12%
Total Annual Fund Operating Expenses	0.77%	0.57%
Less Fee Waiver and Expense Reimbursement1, 2	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.70%	0.50%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

2
The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2027. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver and expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$72	$239	$421	$948
Class P	$51	$176	$311	$707

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$72	$239	$421	$948
Class P	$51	$176	$311	$707

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 22% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	22.00%
Small-Cap Value Portfolio | Small-Cap Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.75%	0.75%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	1.01%	0.81%
Less Fee Waiver1	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses after Fee Waiver	0.84%	0.64%

1
The investment adviser has agreed to waive 0.17% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$86	$305	$541	$1,221
Class P	$65	$242	$433	$986

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$86	$305	$541	$1,221
Class P	$65	$242	$433	$986

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 48% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	48.00%
Value Portfolio | Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.71%	0.71%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.96%	0.76%
Less Fee Waiver1	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses after Fee Waiver	0.87%	0.67%

1
The investment adviser has agreed to waive 0.085% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$89	$297	$522	$1,170
Class P	$68	$234	$414	$934

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$89	$297	$522	$1,170
Class P	$68	$234	$414	$934

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 32% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	32.00%
Value Advantage Portfolio | Value Advantage Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.66%	0.66%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.91%	0.71%
Less Fee Waiver1	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	0.89%	0.69%

1
The investment adviser has agreed to waive 0.02% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$91	$288	$502	$1,118
Class P	$70	$225	$393	$881

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$91	$288	$502	$1,118
Class P	$70	$225	$393	$881

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 57% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	57.00%
Emerging Markets Portfolio | Emerging Markets Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.80%	0.80%
Service Fee	0.20%	N/A
Other Expenses	0.10%	0.10%
Total Annual Fund Operating Expenses	1.10%	0.90%
Less Fee Waiver1	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	1.07%	0.87%

1
The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$109	$347	$603	$1,338
Class P	$89	$284	$496	$1,105

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$109	$347	$603	$1,338
Class P	$89	$284	$496	$1,105

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 226% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	226.00%
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.45%	0.45%
Service Fee	0.20%	N/A
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.72%	0.52%
Less Fee Waiver1	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	0.67%	0.47%

1
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$68	$225	$396	$890
Class P	$48	$162	$286	$648

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$68	$225	$396	$890
Class P	$48	$162	$286	$648

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 18% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	18.00%
International Growth Portfolio | International Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.73%	0.73%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.99%	0.79%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$101	$315	$547	$1,213
Class P	$81	$252	$439	$978

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$101	$315	$547	$1,213
Class P	$81	$252	$439	$978

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 73% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	73.00%
International Large-Cap Portfolio | International Large-Cap Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.77%	0.77%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	1.03%	0.83%
Less Fee Waiver1	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Fee Waiver	1.00%	0.80%

1
The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$102	$325	$566	$1,257
Class P	$82	$262	$458	$1,023

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$102	$325	$566	$1,257
Class P	$82	$262	$458	$1,023

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 18% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	18.00%
International Small-Cap Portfolio | International Small-Cap Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.85%	0.85%
Service Fee	0.20%	N/A
Other Expenses	0.09%	0.09%
Total Annual Fund Operating Expenses	1.14%	0.94%
Less Fee Waiver1	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses after Fee Waiver	1.12%	0.92%

1
The investment adviser has agreed to waive 0.015% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$114	$360	$626	$1,384
Class P	$94	$298	$518	$1,153

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$114	$360	$626	$1,384
Class P	$94	$298	$518	$1,153

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 67% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	67.00%
International Value Portfolio | International Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.65%	0.65%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.91%	0.71%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$93	$290	$504	$1,120
Class P	$73	$227	$395	$883

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$93	$290	$504	$1,120
Class P	$73	$227	$395	$883

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 39% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	39.00%
Health Sciences Portfolio | Health Sciences Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.90%	0.90%
Service Fee	0.20%	N/A
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.15%	0.95%

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$117	$365	$633	$1,398
Class P	$97	$303	$525	$1,166

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$117	$365	$633	$1,398
Class P	$97	$303	$525	$1,166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 54% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	54.00%
Real Estate Portfolio | Real Estate Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.84%	0.84%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	1.10%	0.90%
Less Fee Waiver1	(0.09%)	(0.09%)
Total Annual Fund Operating Expenses after Fee Waiver	1.01%	0.81%

1
The investment adviser has agreed to waive 0.09% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$103	$341	$597	$1,332
Class P	$83	$278	$490	$1,100

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$103	$341	$597	$1,332
Class P	$83	$278	$490	$1,100

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 50% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	50.00%
Technology Portfolio | Technology Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.90%	0.90%
Service Fee	0.20%	N/A
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	1.16%	0.96%
Less Fee Waiver1	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses after Fee Waiver	1.05%	0.85%

1
The investment adviser has agreed to waive 0.11% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$107	$358	$628	$1,399
Class P	$87	$295	$520	$1,168

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$107	$358	$628	$1,399
Class P	$87	$295	$520	$1,168

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 52% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	52.00%
Capital Appreciation Portfolio | Capital Appreciation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.80%	0.80%
Service Fee	0.20%	N/A
Other Expenses1	0.06%	0.06%
Total Annual Fund Operating Expenses	1.06%	0.86%
Less Fee Waiver2	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses after Fee Waiver	0.95%	0.75%

1
“Other Expenses” are based on estimated amounts for the current fiscal year.

2
The investment adviser has agreed to waive 0.11% of its management fee through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years
Class I	$97	$326
Class P	$77	$263

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years
Class I	$97	$326
Class P	$77	$263

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund buys and sells securities (or “turns over” its holdings). During the period of October 31, 2025 (Fund inception) through the fiscal year ended December 31, 2025, the portfolio turnover rate was 12% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	12.00%
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.04%	0.04%
Acquired Fund Fees and Expenses1	0.24%	0.24%
Total Annual Fund Operating Expenses	0.68%	0.48%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$69	$218	$379	$847
Class P	$49	$154	$269	$604

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$69	$218	$379	$847
Class P	$49	$154	$269	$604

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells shares of exchange-traded funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 45% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Portfolio Turnover, Rate	45.00%
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses1	0.23%	0.23%
Total Annual Fund Operating Expenses	0.66%	0.46%
Less Expense Reimbursement2	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.59%	0.39%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2
The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2027. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$60	$204	$361	$816
Class P	$40	$141	$251	$572

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$60	$204	$361	$816
Class P	$40	$141	$251	$572

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 22% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	22.00%
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses1	0.23%	0.23%
Total Annual Fund Operating Expenses	0.65%	0.45%
Less Expense Reimbursement2	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.59%	0.39%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2
The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2027. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$60	$202	$356	$805
Class P	$40	$138	$246	$561

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$60	$202	$356	$805
Class P	$40	$138	$246	$561

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 21% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	21.00%
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses1	0.23%	0.23%
Total Annual Fund Operating Expenses	0.65%	0.45%
Less Expense Reimbursement2	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.59%	0.39%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2
The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2027. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$60	$202	$356	$805
Class P	$40	$138	$246	$561

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$60	$202	$356	$805
Class P	$40	$138	$246	$561

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 22% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	22.00%
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	N/A
Other Expenses	0.40%	0.40%
Acquired Fund Fees and Expenses1	0.24%	0.24%
Total Annual Fund Operating Expenses	1.04%	0.84%
Less Expense Reimbursement2	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.59%	0.39%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

2
The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2027. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the expense reimbursement (expense limitation), which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$60	$286	$530	$1,230
Class P	$40	$223	$422	$995

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$60	$286	$530	$1,230
Class P	$40	$223	$422	$995

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 39% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	39.00%
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses1	0.59%	0.59%
Total Annual Fund Operating Expenses	0.92%	0.72%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$94	$293	$509	$1,131
Class P	$74	$230	$401	$894

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$94	$293	$509	$1,131
Class P	$74	$230	$401	$894

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 39% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	39.00%
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Acquired Fund Fees and Expenses, Based on Estimates [Text]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.03%	0.03%
Acquired Fund Fees and Expenses1	0.59%	0.59%
Total Annual Fund Operating Expenses	0.92%	0.72%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$94	$293	$509	$1,131
Class P	$74	$230	$401	$894

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$94	$293	$509	$1,131
Class P	$74	$230	$401	$894

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 36% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	36.00%
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses1	0.59%	0.59%
Total Annual Fund Operating Expenses	0.91%	0.71%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$93	$290	$504	$1,120
Class P	$73	$227	$395	$883

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$93	$290	$504	$1,120
Class P	$73	$227	$395	$883

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 39% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	39.00%
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses1	0.61%	0.61%
Total Annual Fund Operating Expenses	0.93%	0.73%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$95	$296	$515	$1,143
Class P	$75	$233	$406	$906

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$95	$296	$515	$1,143
Class P	$75	$233	$406	$906

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 39% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	39.00%
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class I	Class P
Management Fee	0.10%	0.10%
Service Fee	0.20%	N/A
Other Expenses	0.02%	0.02%
Acquired Fund Fees and Expenses1	0.62%	0.62%
Total Annual Fund Operating Expenses	0.94%	0.74%

1
Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

Expense Example [Heading]	Examples
Expense Example Narrative [Text Block]
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$96	$300	$520	$1,155
Class P	$76	$237	$411	$918

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class I	$96	$300	$520	$1,155
Class P	$76	$237	$411	$918

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund, which operates as a “fund of funds” that seeks to achieve its investment goal by investing in other funds, does not pay transaction costs, such as commissions, when it buys and sells shares of those underlying funds (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 34% of the average value of the Fund. An underlying fund typically does pay transaction costs when it turns over its portfolio so a higher portfolio turnover rate, which reflects a larger number of securities being bought or sold, may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s and underlying funds’ performance.

Portfolio Turnover, Rate	34.00%
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class P
Management Fee	0.17%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.23%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$24	$74	$130	$293

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$24	$74	$130	$293

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 79% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	79.00%
PD Aggregate Bond Index Portfolio | PD Aggregate Bond Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class P
Management Fee	0.14%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.21%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$22	$68	$118	$268

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$22	$68	$118	$268

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 50% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	50.00%
PD High Yield Bond Market Portfolio | PD High Yield Bond Market Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class P
Management Fee	0.19%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.28%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$29	$90	$157	$356

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$29	$90	$157	$356

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 166% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	166.00%
PD Large-Cap Growth Index Portfolio | PD Large-Cap Growth Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class P
Management Fee	0.13%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.18%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$18	$58	$101	$230

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$18	$58	$101	$230

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 27% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	27.00%
PD Large-Cap Value Index Portfolio | PD Large-Cap Value Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class P
Management Fee	0.13%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.18%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$18	$58	$101	$230

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$18	$58	$101	$230

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 22% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	22.00%
PD Mid-Cap Index Portfolio | PD Mid-Cap Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class P
Management Fee	0.14%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.20%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$20	$64	$113	$255

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$20	$64	$113	$255

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 21% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	21.00%
PD Small-Cap Growth Index Portfolio | PD Small-Cap Growth Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class P
Management Fee	0.14%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.29%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$30	$93	$163	$368

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$30	$93	$163	$368

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 113% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	113.00%
PD Small-Cap Value Index Portfolio | PD Small-Cap Value Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class P
Management Fee	0.14%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.23%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$24	$74	$130	$293

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$24	$74	$130	$293

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 73% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	73.00%
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class P
Management Fee	0.51%
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.25%
Less Fee Waiver1	(0.35%)
Total Annual Fund Operating Expenses after Fee Waiver	0.90%

1
The investment adviser has agreed to waive 0.44% of its management fee on the first $50 million of assets and waive 0.18% on all assets above $50 million through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$92	$362	$653	$1,480

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$92	$362	$653	$1,480

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 86% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	86.00%
PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Class P
Management Fee	0.21%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.29%
Less Fee Waiver1	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver	0.23%

1
The investment adviser has agreed to waive 0.10% of its management fee on the first $100 million of assets and waive 0.05% on all assets above $100 million through April 30, 2027. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, With Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$24	$87	$157	$362

Expense Example, No Redemption, By Year, Caption [Text]	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption [Table]
	1 year	3 years	5 years	10 years
Class P	$24	$87	$157	$362

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2025, the portfolio turnover rate was 14% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	14.00%